Deposits, Upfront Payments and Other Receivables	12 Months Ended
Jun. 30, 2024
Deposits [Abstract]
Deposits, Upfront Payments and Other Receivables

NOTE 4 – DEPOSITS, UPFRONT PAYMENTS AND OTHER RECEIVABLES

Deposits, upfront payments and other receivables consists of the following:

	June 30, 2024	June 30, 2023
	$	$
Deposits	311	45,369
Upfront payments	30,972	47,161
Other receivables	25,637	12,030
Total	56,920	104,560

Deposits consist of the security deposit paid for lease of office. The decrease is mainly due to termination of office lease.

Upfront payments as of June 30, 2024 and 2023 relates to the operating expenses paid in advance.

Other receivables relate to GST receivables, net and tax receivables.